Summary of Changes in Operating Assets and Liabilities Explanatory (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Changes in operating assets and liabilities:
Trade and other receivables	$ 205	$ 563	$ 425	$ 666
Inventory	41		(165)	(39)
Prepaid expenses and other current assets	(481)	233	(1,240)	548
Payables and accrued liabilities	(133)	298	(14)	(17)
Taxes payable	210		210	(129)
Deferred revenues	595	318	1,425	1,606
Employee future benefits	(269)	(68)	(387)	(225)
Changes in operating assets and liabilities	$ 168	$ 1,344	$ 254	$ 2,410